Share based compensation reserve - Director and Senior Management Share Awards (Details) - Restricted shares - shares				1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 01, 2023	Jan. 01, 2023	Jan. 01, 2022	Jan. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		2,699,157			2,503,002	2,699,157	2,699,157
New awards granted in the period (in shares)					1,112,460
Forfeitures in the period (in shares)					(27,523)	(209,938)
Number of other equity instruments expired in share-based payment arrangement					129,048	171,579
Awards vested and issued in period (in shares)						(761,544)
Number of other equity instruments outstanding (in shares) at end of period					3,458,891	1,556,096	2,503,002
New awards granted in the period (in shares)					1,112,460
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)		(152,695)
Liabilities from share-based payment transactions (in shares)		73,120
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)				820,202
New awards granted in the period (in shares)				820,202
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)			1,140,518
New awards granted in the period (in shares)			1,140,518
Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vested and issued in period (in shares)	(414,859)
Liabilities from share-based payment transactions (in shares)	192,079
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		193,990				193,990	193,990
Forfeitures in the period (in shares)						0
Number of other equity instruments expired in share-based payment arrangement						0
Awards vested and issued in period (in shares)						(193,990)
Number of other equity instruments outstanding (in shares) at end of period						0
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		152,695				152,695	152,695
Forfeitures in the period (in shares)						0
Number of other equity instruments expired in share-based payment arrangement						0
Awards vested and issued in period (in shares)						(152,695)
Number of other equity instruments outstanding (in shares) at end of period						0
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		598,173				598,173	598,173
Forfeitures in the period (in shares)						(11,735)
Number of other equity instruments expired in share-based payment arrangement						171,579
Awards vested and issued in period (in shares)						(414,859)
Number of other equity instruments outstanding (in shares) at end of period						0
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		683,549			605,600	683,549	683,549
New awards granted in the period (in shares)					0
Forfeitures in the period (in shares)					0	(40,620)
Number of other equity instruments expired in share-based payment arrangement					129,048	0
Awards vested and issued in period (in shares)						0
Number of other equity instruments outstanding (in shares) at end of period					476,552	642,929	605,600
New awards granted in the period (in shares)					0
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		894,750			730,594	894,750	894,750
New awards granted in the period (in shares)					0
Forfeitures in the period (in shares)					(9,222)	(92,583)
Number of other equity instruments expired in share-based payment arrangement					0	0
Awards vested and issued in period (in shares)						0
Number of other equity instruments outstanding (in shares) at end of period					721,372	802,167	730,594
New awards granted in the period (in shares)					0
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		176,000			163,000	176,000	176,000
New awards granted in the period (in shares)					0
Forfeitures in the period (in shares)					(7,000)	(65,000)
Number of other equity instruments expired in share-based payment arrangement					0	0
Awards vested and issued in period (in shares)						0
Number of other equity instruments outstanding (in shares) at end of period					156,000	111,000	163,000
New awards granted in the period (in shares)					0
January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					1,003,808
New awards granted in the period (in shares)					0
Forfeitures in the period (in shares)					(11,301)
Number of other equity instruments expired in share-based payment arrangement					0
Number of other equity instruments outstanding (in shares) at end of period					992,507		1,003,808
New awards granted in the period (in shares)					0
January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period					0
New awards granted in the period (in shares)					1,112,460
Forfeitures in the period (in shares)					0
Number of other equity instruments expired in share-based payment arrangement					0
Number of other equity instruments outstanding (in shares) at end of period					1,112,460		0
New awards granted in the period (in shares)					1,112,460